Fair Value Measurements - Additional Information (Details)	12 Months Ended
Dec. 31, 2013
Warrant [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Expected dividend rate	0.00%
Warrant [Member] | Minimum [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Risk free interest rate	1.10%
Expected volatility rate	144.00%
Expected life	1 year 3 months 18 days
Warrant [Member] | Maximum [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Risk free interest rate	1.73%
Expected volatility rate	175.00%
Expected life	2 years 2 months 12 days
Employee Stock Option [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Expected dividend rate	0.00%
Employee Stock Option [Member] | Minimum [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Risk free interest rate	1.43%
Expected volatility rate	154.00%
Expected life	3 years 10 months 24 days
Employee Stock Option [Member] | Maximum [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Risk free interest rate	1.46%
Expected volatility rate	172.00%
Expected life	4 years 4 months 24 days